FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	Sept 30, 2000

Check here if Amendment { }; 	Amendment Number:
This Amendment (Check only one.): 	{ }	is a restatement.
						{ } 	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	      	M&G Investment Management Limited
Address:	7th Floor  3 Minster Court
		Great Tower Street
	     	London EC3R 7XH

13F File Number: 	28-4284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manger:

Name: 	Drew Ahrens
Title: 	Vice President, Compliance Manager
Phone: 	312-634-2607
Signature, Place, and Date of Signing:

Drew Ahrens 	Chicago, IL 		Nov 13, 00

Report Type (Check only one.):

{ } 	13F HOLDINGS REPORT.

{X} 	13F NOTICE.

{ } 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

PPM America, Inc.     28-3586
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.